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AMERICA • ASIA PACIFIC • EUROPE

June 12, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds – File Nos.: 033-63560; 811-7762

Ladies and Gentlemen:

First Eagle Funds (the “Registrant”) is filing via EDGAR, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment primarily to reflect the following changes for First Eagle Fund of America (the “Fund”), a series of the Registrant:

(1)	revisions to the Fund’s investment objective and principal investment strategy, and the associated risks;
(2)	revisions to the Fund’s fees and expenses, including a reduction of advisory fee and the implementation of a contractual expense limitation agreement; and
(3)	the resignation of the Fund’s sub-adviser and the associated portfolio manager changes.

The Amendment is not intended to, and does not, amend any prospectus for any of the other series of the Registrant other than the Fund. Nor is it intended to, and does not, amend any otherwise effective registration statement of the Registrant until this registration becomes effective.

If you have any questions concerning the filing, please call me at 212-839-8673.

Respectfully submitted,

/s/ Nathan J. Greene

Nathan J. Greene

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